PENSION AND POSTRETIREMENT BENEFITS - Comparison of Obligations to Plan Assets (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plan
Comparison of obligations to plan assets
Projected and accumulated benefit obligation	$ 24,315
Fair value of plan assets	20,290	19,981
Postretirement Plan
Comparison of obligations to plan assets
Projected and accumulated benefit obligation	6,206
Fair value of plan assets